Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Mining assets1
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	R 33,992
Balance at end of year	67,578	R 33,992
Mining assets1 | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	87,546	79,099
Fully depreciated assets no longer in use derecognised	(19)	(487)
Additions	6,884	6,595
Acquisitions through business combinations, property, plant and equipment		0
Disposals, property, plant and equipment	723	0
Scrapping of assets	(348)	(532)
Adjustment to rehabilitation asset	336	519
Transfers and other movements	1,332	4,181
Translation	(3,870)	(1,829)
Balance at end of year	123,404	87,546	R 79,099
Mining assets1 | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(53,554)	(50,715)
Fully depreciated assets no longer in use derecognised	19	487
Disposals, property, plant and equipment	(478)	0
Scrapping of assets	233	362
Depreciation	(7,295)	(4,895)
Impairment/(reversal of impairment) of assets (f)	(2,144)	0
Translation	2,149	1,207
Balance at end of year	(55,826)	(53,554)	(50,715)
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	8,712
Balance at end of year	22,418	8,712
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	9,381	8,172
Additions	11,364	5,434
Interest costs capitalised	130	148
Transfers and other movements	1,653	(4,131)
Translation	(76)	(242)
Balance at end of year	22,452	9,381	8,172
Mining assets under construction | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(669)	(670)
Impairment/(reversal of impairment) of assets (f)	(635)	0
Translation	0	1
Balance at end of year	(34)	(669)	(670)
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	4,341
Balance at end of year	1,214	4,341
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	8,608	8,743
Increase Decrease Through Transfers and Other Changes Undeveloped Properties	(2,960)	0
Translation	(167)	(135)
Balance at end of year	5,481	8,608	8,743
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(4,267)	(4,268)
Translation	0	1
Balance at end of year	(4,267)	(4,267)	(4,268)
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	588
Balance at end of year	647	588
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	1,286	1,116
Fully depreciated assets no longer in use derecognised	0	(1)
Additions	218	204
Transfers and other movements	0	(32)
Translation	0	(1)
Balance at end of year	1,504	1,286	1,116
Other non-mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(698)	(629)
Fully depreciated assets no longer in use derecognised	0	1
Depreciation	(160)	(71)
Translation	1	1
Balance at end of year	(857)	(698)	(629)
Balance at beginning of year	47,633	40,848
Additions	13,167	10,997	8,327
Impairment/(reversal of impairment) of assets (f)	(2,779)	0	2,793
Balance at end of year	R 91,857	R 47,633	R 40,848